Note 9 - Borrowings (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Note 9 - Borrowings (Details) [Line Items]
Line of Credit Facility, Current Borrowing Capacity	$ 20.0	$ 20.0
Federal Home Loan Bank of New York [Member]
Note 9 - Borrowings (Details) [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	69.0	69.5	80.8
Federal Home Loan Bank Advances	$ 0	$ 8.0	$ 0